Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Statement of Cash Flows [Abstract]
Net income	$ 117,514	$ 124,380	$ 86,255
Net loss from discontinued operations	0	131,006	51,159
Net income from continuing operations	117,514	255,386	137,414
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation	141,043	52,607	31,845
Amortization of deferred charges	2,027	1,917	677
Other operating loss (gain)	2,683	(108,923)	(68,989)
Gain on sale of shares	0	0	(16,850)
Amortization of time charter contract value	(6,799)	816	2,822
Contingent rental income	(18,621)	0	0
Impairment loss on vessels and vessels held under capital lease	61,692	0	0
Provision for uncollectible receivable	4,000	0	0
Share of results from associated company and gain on equity interest	0	(2,727)	(16,064)
Debt modification fees paid	0	0	(2,640)
Impairment loss on marketable securities	7,233	10,507	0
Mark to market (gain) loss on derivatives	(8,017)	3,618	5,765
Dividends received from Avance Gas	0	4,101	7,052
Other, net	(1,232)	1,015	339
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable	4,287	(21,037)	(6,116)
Other receivables	10,833	(5,049)	1
Inventories	(12,241)	9,367	(2,917)
Voyages in progress	6,828	15,505	(10,021)
Prepaid expenses and accrued income	(1,427)	5,892	(1,494)
Other current assets	406	(405)	0
Trade accounts payable	(5,175)	2,832	145
Accrued expenses	(2,936)	(7,771)	(2,443)
Related party balances	(10,707)	(8,601)	(1,715)
Other current liabilities	(5,583)	5,574	1,169
Other	207	(868)	0
Cash (used in) provided by operating activities of discontinued operations	0	(6,410)	661
Net cash provided by operating activities	286,015	207,346	58,641
Investing activities
Change in restricted cash	(309)	35,713	(35,800)
Additions to newbuildings, vessels and equipment	(622,460)	(786,772)	(202,231)
Refund of newbuilding installments and interest	43,497	58,793	173,840
Sale proceeds received in advance	0	0	139,200
Proceeds from sale of newbuilding vessels	173,187	456,366	0
Cash acquired upon the Merger	0	87,443	0
Finance lease payments received	9,333	0	0
Net proceeds from sale of shares in associated company	0	0	57,140
Cash used in investing activities of discontinued operations	0	(310,822)	(195,658)
Net cash used in investing activities	(396,752)	(459,279)	(63,509)
Financing activities
Net proceeds from issuance of shares	98,200	0	0
Proceeds from long-term debt	356,066	659,700	124,000
Repayment of long-term debt	(169,883)	(427,338)	(198,889)
Payment of obligations under finance leases	(61,677)	(5,491)	0
Lease termination receipt	0	3,266	0
Payment of related party loan note	0	(112,687)	0
Debt fees paid	(9,523)	(485)	(500)
Cash dividends paid	(164,551)	(39,228)	(36,969)
Payment of fractional shares on reverse share split	(17)	0	0
Acquisition of treasury shares	0	0	(50,397)
Cash provided by financing activities of discontinued operations	0	141,775	116,819
Net cash provided by (used in) financing activities	48,615	219,512	(45,936)
Net change in cash and cash equivalents	(62,122)	(32,421)	(50,804)
Net change in cash balances included in held for distribution	0	61,144	(61,144)
Cash and cash equivalents at beginning of year	264,524	235,801	347,749
Cash and cash equivalents at end of year	202,402	264,524	235,801
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	53,474	17,544	8,744
Income taxes paid	$ 716	$ 0	$ 0